210 WEST PENNSYLVANIA AVENUE TOWSON, MARYLAND 21204-4515 TELEPHONE 410 832-2000 FAX 410 832-2015	WHITEFORD, TAYLOR & PRESTON L.L.P. SEVEN SAINT PAUL STREET BALTIMORE, MARYLAND 21202-1626 410 347-8700 FAX 410 752-7092 www.wtplaw.com	1025 CONNECTICUT AVENUE, NW WASHINGTON, D.C. 20036-5405 TELEPHONE 202 659-6800 FAX 202 331-0573
____________ 20 COLUMBIA CORPORATE CENTER 10420 LITTLE PATUXENT PARKWAY COLUMBIA, MARYLAND 21044-3528 TELEPHONE 410 884-0700 FAX 410 884-0719		____________ 1317 KING STREET ALEXANDRIA, VIRGINIA 22314-2928 TELEPHONE 703 836-5742 FAX 703 836-0265
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SONIA GALINDO DIRECT NUMBER 410-347-9416 sgalindo@wtplaw.com

April 19, 2005

Via EDGAR

Securities and Exchange Commission

450 5th Street, N.W.

Washington, D.C. 20549

Re:	KH Funding Company (the “Company”)
Form SB-2

Ladies and Gentlemen:

On behalf of the Company we are transmitting for filing the above described registration statement on Form SB-2 covering sales of the Company’s Series 3 Senior Secured Investment Debt Securities and Series 4 Subordinated Unsecured Investment Debt Securities.

The Company has or will shortly transmit the filing fee of $12,712 to the SEC’s lockbox according to Rule 3a of the Commission’s Informal and Other Procedures.

If you have any questions or comments regarding this filing, please contact the undersigned at (410) 347-9416.

Very truly yours,

/s/ Sonia Galindo

SG:wtp